Shareholder Report, Holdings (Details) - God Bless America ETF	Feb. 28, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
The Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Charter Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
The Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%